CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Oct. 29, 2011	Jan. 29, 2011	Oct. 30, 2010	Jan. 30, 2010
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	80.0	80.0	80.0	80.0
Common stock, shares issued	43.5	40.5	40.4	26.0
Common stock, shares outstanding	43.5	40.5	40.4	26.0